FAIR VALUE OF ASSETS AND LIABILITIES - Assets measured at fair value on a recurring basis (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of assets and liabilities [Line Items]
Total		$ 329,258	$ 375,395
Debt instruments at fair value through profit or loss		182,282,743	173,819,116
Debt instruments at fair value through OCI		510,154	538,487
Derivative financial instruments		1,902,955	1,843,708
Investment property		1,992,964	1,732,873
Investments in associates	[1]	1,894,024	1,710,969
PA Viva Malls
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		1,249,818	1,119,973
Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		717,508	295,326
Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		1,129,849	1,452,164
Option contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		55,598	96,218
Recurring fair value measurement [member]
Disclosure of fair value of assets and liabilities [Line Items]
Total		17,949,767	18,576,101
Debt instruments at fair value through profit or loss		7,670,749	8,909,861
Debt instruments at fair value through OCI		11,575,606	12,239,599
Equity securities		1,228,424	1,639,948
Derivative financial instruments		1,902,955	1,843,708
Investment property		1,992,964	1,732,873
Investments in associates		1,249,818	1,119,973
Recurring fair value measurement [member] | PA Viva Malls
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		1,249,818	1,119,973
Recurring fair value measurement [member] | Buildings
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		1,724,720	1,483,594
Recurring fair value measurement [member] | Land [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		268,244	249,279
Recurring fair value measurement [member] | Debt instruments at fair value through OCI
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through OCI		3,904,857	3,329,738
Recurring fair value measurement [member] | Trading equity securities
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities		1,228,424	1,639,948
Recurring fair value measurement [member] | Securities issued by the Colombian Government
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		5,688,942	7,242,168
Recurring fair value measurement [member] | Securities issued by government entities
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		71,792	43,846
Recurring fair value measurement [member] | Securities issued or secured by other financial entities
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		724,880	661,176
Debt instruments at fair value through OCI		254,025	186,250
Recurring fair value measurement [member] | Securities issued by foreign governments
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		1,076,231	817,639
Debt instruments at fair value through OCI		3,595,773	3,143,488
Recurring fair value measurement [member] | Corporate bonds
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		108,904	145,032
Debt instruments at fair value through OCI		55,059	0
Recurring fair value measurement [member] | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		717,508	295,326
Recurring fair value measurement [member] | Forward contract | Foreign exchange contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		715,365	294,345
Recurring fair value measurement [member] | Forward contract | Equity contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		2,143	981
Recurring fair value measurement [member] | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		1,129,849	1,452,164
Recurring fair value measurement [member] | Swap contract | Interest rate contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		372,553	252,928
Recurring fair value measurement [member] | Swap contract | Foreign exchange contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		757,296	1,199,236
Recurring fair value measurement [member] | Option contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		55,598	96,218
Recurring fair value measurement [member] | Option contract | Foreign exchange contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		55,598	96,218
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value of assets and liabilities [Line Items]
Total		8,490,466	9,502,125
Debt instruments at fair value through profit or loss		6,066,784	7,768,578
Debt instruments at fair value through OCI		8,407,264	9,398,957
Equity securities		78,487	100,233
Derivative financial instruments		4,715	2,935
Investment property		0	0
Investments in associates		0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | PA Viva Malls
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Buildings
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Land [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Debt instruments at fair value through OCI
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through OCI		2,340,480	1,630,379
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading equity securities
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities		78,487	100,233
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by the Colombian Government
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		5,248,352	7,170,085
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by government entities
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		0	24,588
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued or secured by other financial entities
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		97,107	115,234
Debt instruments at fair value through OCI		87,010	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by foreign governments
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		683,469	397,115
Debt instruments at fair value through OCI		2,207,864	1,630,379
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate bonds
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		37,856	61,556
Debt instruments at fair value through OCI		45,606	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Forward contract | Foreign exchange contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Forward contract | Equity contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		4,571	2,935
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract | Interest rate contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		4,571	2,935
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract | Foreign exchange contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		144	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract | Foreign exchange contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		144	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value of assets and liabilities [Line Items]
Total		4,558,264	3,983,723
Debt instruments at fair value through profit or loss		1,475,886	927,767
Debt instruments at fair value through OCI		3,040,263	2,627,126
Equity securities		70,237	115
Derivative financial instruments		1,447,764	1,356,482
Investment property		0	0
Investments in associates		0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | PA Viva Malls
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Buildings
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Land [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Debt instruments at fair value through OCI
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through OCI		1,564,377	1,699,359
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading equity securities
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities		70,237	115
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by the Colombian Government
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		440,590	72,083
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by government entities
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		71,792	12,851
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued or secured by other financial entities
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		501,724	338,992
Debt instruments at fair value through OCI		167,015	186,250
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by foreign governments
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		392,762	420,524
Debt instruments at fair value through OCI		1,387,909	1,513,109
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate bonds
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		69,018	83,317
Debt instruments at fair value through OCI		9,453	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		481,408	97,394
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Forward contract | Foreign exchange contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		479,407	96,426
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Forward contract | Equity contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		2,001	968
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		957,819	1,252,381
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract | Interest rate contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		311,928	198,697
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract | Foreign exchange contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		645,891	1,053,684
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		8,537	6,707
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract | Foreign exchange contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		8,537	6,707
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value of assets and liabilities [Line Items]
Total		4,901,037	5,090,253
Debt instruments at fair value through profit or loss		128,079	213,516
Debt instruments at fair value through OCI		128,079	213,516
Equity securities		1,079,700	1,539,600
Derivative financial instruments		450,476	484,291
Investment property		1,992,964	1,732,873
Investments in associates		1,249,818	1,119,973
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | PA Viva Malls
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		1,249,818	1,119,973
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Buildings
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		1,724,720	1,483,594
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Land [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		268,244	249,279
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Debt instruments at fair value through OCI
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through OCI		0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading equity securities
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities		1,079,700	1,539,600
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by the Colombian Government
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by government entities
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		0	6,407
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued or secured by other financial entities
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		126,049	206,950
Debt instruments at fair value through OCI		0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by foreign governments
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		0	0
Debt instruments at fair value through OCI		0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate bonds
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through profit or loss		2,030	159
Debt instruments at fair value through OCI		0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		236,100	197,932
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Forward contract | Foreign exchange contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		235,958	197,919
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Forward contract | Equity contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		142	13
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		167,459	196,848
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract | Interest rate contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		56,054	51,296
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract | Foreign exchange contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		111,405	145,552
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		46,917	89,511
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract | Foreign exchange contracts
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments		$ 46,917	$ 89,511

[1]	Composition December 31, 2019 December 31, 2018In millions of COPInvestments in associates (1) 1,894,024 1,710,969Investments in Joint ventures 473,733 438,610Total 2,367,757 2,149,579As of December 31, 2019 and 2018, the amount includes investments in associates at fair value for COP 1,249,818 and COP 1,119,973, respectively and investments in associates at equity method value for COP 644,206 COP 590,996 respectively. See Note 30 Fair value of assets and liabilities.